UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-01


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       83-0459839, 83-0459840, 83-0459843
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-NC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
        A1        [   ]           [   ]           [ x ]
        A2        [   ]           [   ]           [ x ]
        A3        [   ]           [   ]           [ x ]
        A4        [   ]           [   ]           [ x ]
        A5        [   ]           [   ]           [ x ]
        M1        [   ]           [   ]           [ x ]
        M2        [   ]           [   ]           [ x ]
        M3        [   ]           [   ]           [ x ]
        M4        [   ]           [   ]           [ x ]
        M5        [   ]           [   ]           [ x ]
        M6        [   ]           [   ]           [ x ]
        M7        [   ]           [   ]           [ x ]
        M8        [   ]           [   ]           [ x ]
        M9        [   ]           [   ]           [ x ]
        M10       [   ]           [   ]           [ x ]
        M11       [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a  distribution was made to holders of J.P. Morgan
         Mortgage  Acquisition   Trust  2006-NC1.  The  distribution  report  is
         attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    January 9, 2007

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1 relating to the December 26, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                December 26, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        16


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                                         December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1          345,251,000.00   257,873,569.29   9,840,163.32      1,140,445.86  10,980,609.18    0.00        0.00     248,033,405.97
A2          192,137,000.00    93,213,694.54   8,906,007.08        403,977.80   9,309,984.88    0.00        0.00      84,307,687.46
A3           71,443,000.00    71,443,000.00           0.00        313,079.10     313,079.10    0.00        0.00      71,443,000.00
A4           79,871,000.00    79,871,000.00           0.00        353,229.50     353,229.50    0.00        0.00      79,871,000.00
A5           43,143,000.00    43,143,000.00           0.00        194,275.33     194,275.33    0.00        0.00      43,143,000.00
M1           42,803,000.00    42,803,000.00           0.00        194,468.30     194,468.30    0.00        0.00      42,803,000.00
M2           30,707,000.00    30,707,000.00           0.00        140,006.86     140,006.86    0.00        0.00      30,707,000.00
M3           17,214,000.00    17,214,000.00           0.00         78,763.61      78,763.61    0.00        0.00      17,214,000.00
M4           13,958,000.00    13,958,000.00           0.00         64,765.12      64,765.12    0.00        0.00      13,958,000.00
M5           13,027,000.00    13,027,000.00           0.00         60,655.16      60,655.16    0.00        0.00      13,027,000.00
M6           13,492,000.00    13,492,000.00           0.00         63,689.74      63,689.74    0.00        0.00      13,492,000.00
M7           13,492,000.00    13,492,000.00           0.00         69,776.13      69,776.13    0.00        0.00      13,492,000.00
M8           10,701,000.00    10,701,000.00           0.00         56,204.03      56,204.03    0.00        0.00      10,701,000.00
M9            7,909,000.00     7,909,000.00           0.00         46,636.74      46,636.74    0.00        0.00       7,909,000.00
M10           6,048,000.00     6,048,000.00           0.00         38,099.04      38,099.04    0.00        0.00       6,048,000.00
M11           9,304,000.00     9,304,000.00           0.00         58,610.03      58,610.03    0.00        0.00       9,304,000.00
P                   100.00           100.00           0.00        324,355.05     324,355.05    0.00        0.00             100.00
R                     0.00             0.00           0.00              0.00           0.00    0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS      910,500,100.00   724,199,363.83  18,746,170.40      3,601,037.40  22,347,207.80    0.00        0.00     705,453,193.43
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         930,509,120.00      744,205,309.74     0.00          1,379,626.35   1,379,626.35        0.00    0.00      725,459,139.34
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46626LJL5      746.91621252      28.50147667            3.30323695          31.80471361       718.41473586     5.490000%
A2         46626LJM3      485.14182349      46.35237919            2.10255078          48.45492997       438.78944430     5.380000%
A3         46626LJN1    1,000.00000000       0.00000000            4.38222219           4.38222219     1,000.00000000     5.440000%
A4         46626LJP6    1,000.00000000       0.00000000            4.42250003           4.42250003     1,000.00000000     5.490000%
A5         46626LJQ4    1,000.00000000       0.00000000            4.50305565           4.50305565     1,000.00000000     5.590000%
M1         46626LJR2    1,000.00000000       0.00000000            4.54333341           4.54333341     1,000.00000000     5.640000%
M2         46626LJS0    1,000.00000000       0.00000000            4.55944443           4.55944443     1,000.00000000     5.660000%
M3         46626LJT8    1,000.00000000       0.00000000            4.57555536           4.57555536     1,000.00000000     5.680000%
M4         46626LJU5    1,000.00000000       0.00000000            4.64000000           4.64000000     1,000.00000000     5.760000%
M5         46626LJV3    1,000.00000000       0.00000000            4.65611115           4.65611115     1,000.00000000     5.780000%
M6         46626LJW1    1,000.00000000       0.00000000            4.72055589           4.72055589     1,000.00000000     5.860000%
M7         46626LJX9    1,000.00000000       0.00000000            5.17166691           5.17166691     1,000.00000000     6.420000%
M8         46626LJY7    1,000.00000000       0.00000000            5.25222222           5.25222222     1,000.00000000     6.520000%
M9         46626LJZ4    1,000.00000000       0.00000000            5.89666709           5.89666709     1,000.00000000     7.320000%
M10        46626LKA7    1,000.00000000       0.00000000            6.29944444           6.29944444     1,000.00000000     7.820000%
M11        46626LKB5    1,000.00000000       0.00000000            6.29944433           6.29944433     1,000.00000000     7.820000%
P             N/A       1,000.00000000       0.00000000    3,243,550.50000000   3,243,550.50000000     1,000.00000000     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    795.38636386      20.58887242            3.95501044          24.54388286       774.79749143
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C           N/A        799.78292931       0.00000000          1.48265753           1.48265753       779.63678566         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                    J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                                        December 26, 2006

Dates

Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            323,531.30
Group 1                                                                                                         159,128.16
Group 2                                                                                                         164,403.14

Principal Prepayments (Total)                                                                                18,034,187.63
Group 1                                                                                                       9,368,405.15
Group 2                                                                                                       8,665,782.48

Curtailments (Total)                                                                                            233,355.11
Group 1                                                                                                         227,570.14
Group 2                                                                                                           5,784.97

Curtailment Interest Adjustments (Total)                                                                          1,188.44
Group 1                                                                                                           1,160.91
Group 2                                                                                                              27.53

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                 -5,712.18
Group 1                                                                                                             -24.00
Group 2                                                                                                          -5,688.18

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                          258.76
Group 1                                                                                                               0.00
Group 2                                                                                                             258.76

Interest Funds:

Gross Interest                                                                                                5,003,049.36
Group 1                                                                                                       2,365,123.20
Group 2                                                                                                       2,637,926.16

Servicing Fees                                                                                                  310,085.58
Group 1                                                                                                         146,551.30
Group 2                                                                                                         163,534.28

Trustee Fees                                                                                                      2,480.70
Group 1                                                                                                           1,172.43
Group 2                                                                                                           1,308.27

Custodian Fee                                                                                                     1,240.34
Group 1                                                                                                             586.21
Group 2                                                                                                             654.14

Trust Oversight Manager Fees                                                                                      9,302.57
Group 1                                                                                                           4,396.54
Group 2                                                                                                           4,906.03

Non Recoverable Interest Advances (Total)                                                                         6,868.13
Group 1                                                                                                               0.00
Group 2                                                                                                           6,868.13

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       45
Group 1                                                                                                                 23
Group 2                                                                                                                 22

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                           10,730,848.77
Group 1                                                                                                       4,551,935.69
Group 2                                                                                                       6,178,913.08

Amount of Prepayment Penalties Collected                                                                        323,505.06
Group 1                                                                                                         132,637.52
Group 2                                                                                                         190,867.54
Available Remittance Amount                                                                                  23,259,363.58

Principal Remittance Amount (Total)                                                                          18,586,291.54
Group 1                                                                                                       9,756,240.36
Group 2                                                                                                       8,830,051.18

Interest Remittance Amount (Total)                                                                            4,673,072.04
Group 1                                                                                                       2,212,416.73
Group 2                                                                                                       2,460,655.32

Pool Detail:
Beginning Number of Loans Outstanding                                                                                3,442
Group 1                                                                                                              1,872
Group 2                                                                                                              1,570

Ending Number of Loans Outstanding                                                                                   3,355
Group 1                                                                                                              1,823
Group 2                                                                                                              1,532

Beginning Aggregate Loan Balance                                                                            744,205,309.93
Group 1                                                                                                     351,723,132.31
Group 2                                                                                                     392,482,177.62

Ending Aggregate Loan Balance                                                                               725,459,139.53
Group 1                                                                                                     341,966,867.95
Group 2                                                                                                     383,492,271.58

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaining Term To Maturity                                                                            348
Group 1                                                                                                                348
Group 2                                                                                                                349

Weighted Average Net Mortgage Rate                                                                                7.54621%
Group 1                                                                                                           7.54827%
Group 2                                                                                                           7.54436%

Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Delinquent Mortgage Loans
Group 1
Category          Number       Principal Balance    Percentage
1 Month             90          17,441,710.93         5.10%
2 Month             15           2,523,732.22         0.74%
3 Month              5             912,911.48         0.27%
Total               110         20,878,354.63         6.11%

Delinquent Mortgage Loans
Group 2
Category          Number       Principal Balance    Percentage
1 Month             78          19,828,982.43         5.17%
2 Month             37           8,397,870.34         2.19%
3 Month             10           1,307,029.54         0.34%
Total               125         29,533,882.31         7.70%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number     Number of Loans       Principal Balance    Percentage
      1                 10                1,588,160.01        0.46%
      2                 15                2,730,846.01        0.71%
Total                   25                4,319,006.02        0.60%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                          135,200.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                    0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 9
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           1,452,960.01
Total Number of Bankruptcy Loans                                                                                        10
Total Principal Balance of Bankruptcy Loans                                                                   1,588,160.01

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              4
Principal Balance of Bankruptcy Loans that are Current                                                          702,495.01
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              129,899.98
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                10
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                           1,898,451.02
Total Number of Bankruptcy Loans                                                                                        15
Total Principal Balance of Bankruptcy Loans                                                                   2,730,846.01

Foreclosures
Group Number      Number of Loans        Principal Balance   Percentage
      1                 57                 9,827,525.86         2.87%
      2                 83                22,900,592.03         5.97%
Total                  140                32,728,117.89         4.51%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                   0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               57
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                          9,827,525.86
Total Number of Foreclosure Loans                                                                                       57
Total Principal Balance of Foreclosure Loans                                                                  9,827,525.86

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                              596,221.66
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             336,631.46
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               81
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         21,967,738.91
Total Number of Foreclosure Loans                                                                                       83
Total Principal Balance of Foreclosure Loans                                                                 22,900,592.03

REO Properties
Group Number    Number of Loans     Principal Balance    Percentage
      1                7              1,471,177.08           0.43%
      2                8              3,320,455.93           0.87%
Total                 15              4,791,633.01           0.66%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        7
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  1,471,177.08
Total Number of REO Loans                                                                                                7
Total Principal Balance of REO Loans                                                                          1,471,177.08

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        8
Principal Balance of REO Loans that are 3+ Months Delinquent                                                  3,320,455.93
Total Number of REO Loans                                                                                                8
Total Principal Balance of REO Loans                                                                          3,320,455.93

REO Property Scheduled Balance

  Group Number    Loan Number     REO Date    Schedule Principal Balance
       1            1005223215   04/01/2006          354,815.75
       1            1005305341   03/01/2006          118,529.36
       1            1005451995   03/01/2006          103,286.98
       1            1005721267   04/01/2006          134,795.94
       1            1005739702   04/01/2006          109,557.67
       1            1006085390   05/01/2006          367,157.55
       1            1006268629   03/01/2006          283,033.83
       2            1004846359   03/01/2006          239,381.40
       2            1005738927   03/01/2006          299,175.62
       2            1005763836   03/01/2006          386,274.02
       2            1005777956   03/01/2006          560,000.00
       2            1006040287   03/01/2006          327,999.99
       2            1006090240   03/01/2006          514,352.85
       2            1006138618   03/01/2006          538,516.17
       2            1006273203   03/01/2006          454,755.88
     Total                                         4,791,633.01

Principal Payoffs by Group occurred in this Distribution

Group Number    Number of Loans       Principal Balance      Percentage
      1                48                9,368,405.15          2.74%
      2                38                8,819,690.40          2.30%
Total                  86               18,188,095.55          2.51%

Realized Loss Group Report

Group         Current         Cumulative      Ending            Balance of               Net Liquidation
Number        Loss            Loss            Balance           Liquidated Loans         Proceeds
1                  24.00      104,596.43      341,966,867.95          0.00                  -24.00
2             159,596.10      677,233.45      383,492,271.58    153,907.92               -5,688.18
TOTAL         159,620.10      781,829.88      725,459,139.53    153,907.92               -5,712.18

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                  159,620.10
Group 1                                                                                                              24.00
Group 2                                                                                                         159,596.10

Cumulative Realized Losses - Reduced by Recoveries                                                              781,829.88
Group 1                                                                                                         104,596.43
Group 2                                                                                                         677,233.45

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                       NO
(Is Delinquency Percentage > 37.40% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                            7.57869%
37.40% of of Senior Enhancement Percentage                                                                       10.23344%
OR
TEST II - Trigger Event Occurrence                                                                                      NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.08402%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        20,005,946.10
Ending Overcollateralization Amount                                                                          20,005,946.10
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       1,396,557.62
Payment to Class C                                                                                            1,379,626.35
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                                     0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                                  0.00
Net Swap Payment Paid                                                                                                 0.00
Net Swap Receipt Due                                                                                            143,115.50

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                   143,115.50
Withdrawals from the Swap Account                                                                               143,115.50
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                            167.91
Dividend Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                        167.91
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                           66.15
Class M-11                                                                                                          101.76

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                           66.15
Class M-11                                                                                                          101.76

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occurred this distribution                                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.806422

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.490000
Class A-2                                                                                                         5.380000
Class A-3                                                                                                         5.440000
Class A-4                                                                                                         5.490000
Class A-5                                                                                                         5.590000
Class M-1                                                                                                         5.640000
Class M-2                                                                                                         5.660000
Class M-3                                                                                                         5.680000
Class M-4                                                                                                         5.760000
Class M-5                                                                                                         5.780000
Class M-6                                                                                                         5.860000
Class M-7                                                                                                         6.420000
Class M-8                                                                                                         6.520000
Class M-9                                                                                                         7.320000
Class M-10                                                                                                        7.820000
Class M-11                                                                                                        7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occurred This Period                                                                                  0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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